PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Sep. 30, 2025
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

7.	CONTRACT ASSETS AND CONTRACT LIABILITIES

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Contract assets – current, net:
Revenue recognized in excess of amounts paid or billed (account receivable) to the Group on uncompleted contracts	125,144,653	246,333,632	34,602,280
Retention receivables	226,996	2,466,827	346,513
Less: allowance for credit loss	(2,292,498)	(4,267,547)	(599,459)
Total	123,079,151	244,532,912	34,349,334
Contract assets – non- current, net:
Retention receivables	4,824,870	10,955,098	1,538,853
Less: allowance for credit loss	-	-	-
Total	4,824,870	10,955,098	1,538,853

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Contract liabilities:
Payments received or receivable in excess of revenue recognized on uncompleted contracts	255,740	844,757	118,662
Total	255,740	844,757	118,662

The movements in the allowance for credit loss for the years ended September 30, 2024 and 2025 were as follows:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Balance at beginning of the year	1,253,735	2,292,498	322,025
Additions	1,038,763	1,975,049	277,433
Balance at end of the year	2,292,498	4,267,547	599,459

8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Prepayment for inventories and others	260,033	1,600,862	224,874
Deferred offering costs	4,933,304	-	-
Prepaid taxes	961,824	365,950	51,405
Total	6,155,161	1,966,812	276,279